Share capital and share-based compensation	3 Months Ended
Jun. 30, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital and share-based compensation	Share capital and share-based compensation
Authorized share capital
Li-Cycle Holdings Corp. is authorized to issue an unlimited number of voting common shares without par value. All issued shares are fully paid.

The changes in the Company’s outstanding common shares were as follows:

For the	Six months ended		Year ended
	June 30, 2023		December 31, 2022
	Number of shares (in millions)	Capital Stock	Number of shares (in millions)	Capital Stock
Balance, beginning of the period	176.1	$772.4	163.2	$672.1
Exercise of RSUs	0.5	4.2	0.3	4.1
Exercise of stock options	1.2	0.6	1.6	0.5
Exercise of warrants (Note 17)	—	—	5.7	46.0
Issuance of shares to LG Energy Solution, Ltd. and LG Chem, Ltd.	—	—	5.3	49.7
Unwinding of Non-controlling interest	—	(0.4)	—	—
Balance, end of the period	177.8	$776.8	176.1	$772.4

On May 12, 2022, the Company announced the successful completion of the $50 million aggregate investment in common shares of the Company by LG Energy Solution, Ltd. (“LGES”) and LG Chem, Ltd. (“LGC”). The Company issued 5,300,352 shares at an average price of $9.43 per common shares to LGES and LGC (being 2,650,176 common shares each). The investment was split into two tranches: (i) an initial tranche of 4,416,960 common shares, in the aggregate, at a price of $10.00 per share (for an aggregate initial tranche subscription price of approximately $44.2 million), and (ii) a second tranche of 883,392 common shares, in the aggregate, at a price of $6.60 per share (for an aggregate second tranche subscription price of approximately $5.8 million). The total cash inflow, net of transaction costs, was $49.7 million.
Long-term incentive plans
Stock options
Stock options have been issued under the Company's 2021 Long Term-Incentive Plan ("LTIP Plan") and certain legacy plans ("Legacy Plans"). Each of the Company's stock options converts into one common share of the Company on exercise. No amounts are paid or payable by the recipient on receipt of the option. The options carry neither rights to dividends nor voting rights. The vesting period is one-third on the first-year anniversary of the grant of the option, and one-third every consecutive year thereafter. If an option remains unexercised after a period of 10 years from the date of grant, the option expires. Options are forfeited if the recipient terminates their employment or contract with the Company before the options vest.

A summary of stock option activities is as follows:

For the six months ended June 30,		2023		2022
$ millions, except number of options	Number of stock options	Weighted average exercise price of stock options	Number of stock options	Weighted average exercise price of stock options
Balance, beginning of the period	4,368,732	$4.58	5,328,279	$2.88
Granted	1,088,500	5.76	687,993	7.61
Exercised	(1,475,618)	0.74	(1,186,547)	0.34
Forfeited	(124,133)	10.32	(2,619)	10.93
Balance, end of the period	3,857,481	6.20	4,827,106	4.17
Exercisable stock options	1,835,320	4.92	3,367,088	1.90

During the six months ended June 30, 2023, 1,475,618 stock options were exercised on a cashless basis (2022: 1,186,547), resulting in the issuance of 1,244,036 common shares (2022: 6,846,906) of the Company, net of stock option issuance costs.

A summary of the outstanding stock options is as follows:

As of June 30,				2023
Plan	Range of exercise prices	Number of stock options	Weighted-average remaining contractual life (years)	Expiration year
Legacy Plans	$ 0.37-2.15	1,078,057	5.90	April 2024- February 2031
LTIP Plans	4.94-13.20	2,779,424	8.83	August 2031 - May 2033
		3,857,481

The Company recognized total expenses of $1.1 million and $1.8 million related to stock options during the three and six months ended June 30, 2023, respectively (three and six months ended June 30, 2022: $1.3 million and $4.6 million, respectively).

The fair value of the stock options granted during the three and six months ended June 30, 2023 was determined to be $nil and $3.6 million, respectively (three and six months ended June 30, 2022: $nil and $3.3 million, respectively), using the Black-Scholes Merton option pricing model. The assumptions used in the stock option pricing model for the grants during the six months ended June 30, 2023 were as follows:

Risk free interest rate	3.45% - 3.59%
Expected life of options	6 years
Expected dividend yield	0%
Expected stock price volatility	57.81% - 58.65%
Expected forfeiture rate	0.146% - 4.127%

Expected volatility was determined by calculating the average historical volatility of a group of listed entities that are considered similar in nature to the Company.
Restricted share units
Under the terms of the Company's LTIP Plan, restricted share units ("RSUs") have been issued to executives, directors, employees and advisors. The RSU vesting periods ranged from several months to 3 years. The RSUs represent the right to receive common shares from the Company. RSUs issued under the LTIP Plan are expected to be settled in common shares. RSUs issued under the LTIP Plan are classified as equity on the consolidated statements of financial position.

The Company recognized share-based compensation expense relating to RSUs totaling $2.8 million and $5.5 million in the three and six months ended June 30, 2023, respectively (three and six months ended June 30, 2022: $3.2 million and $6.9 million, respectively).

A summary of RSU activities is as follows:

For the six months ended June 30,		2023		2022
$ millions, except number of RSUs	Number of RSUs	Weighted average share price on grant date	Number of RSUs	Weighted average share price on grant date
Balance, beginning of the period	2,000,680	8.69	938,752	11.47
Granted	2,261,496	5.63	1,377,985	7.70
Exercised	(544,000)	7.67	(40,404)	13.20
Forfeited	(206,821)	7.92	(24,613)	9.15
Balance, end of the period	3,511,355	6.92	2,251,720	9.16

RSUs granted in the three and six months ended June 30, 2023 vest over 1 to 3 years.

For the three and six months ended June 30, 2023, RSU and stock option costs capitalized to assets under construction were $0.2 million and $0.4 million, respectively (three and six months ended June 30, 2022: $nil and $nil, respectively).